Earning Per Share (EPS) - Summary of Basic and Diluted EPS Calculations (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earning Per Share [Abstract]
Loss attributable to the parent entity	₽ (22,264)	₽ (19,363)	₽ (5,661)
Effects of the settlement of preference shares classified as equity	33	15	29
Loss attributable to ordinary equity holders of the parent entity	₽ (22,231)	₽ (19,348)	₽ (5,632)
Weighted average number of ordinary shares	164,605,952	128,597,975	92,999,825
Basic and diluted loss per share (RUB)	₽ (135.1)	₽ (150.4)	₽ (60.6)